Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of borrowings

	12.31.21	12.31.20
Non-current
Corporate notes (1)	-	12,465

Current
Corporate notes (1)	10,067	-
Interest from corporate notes	195	216
Total current	10,262	216

(1)	Net of debt issuance, repurchase and redemption expenses.

Schedule of borrowings currency denominations	The Company’s borrowings are denominated in the following currencies:
	12.31.21	12.31.20
US dollars	10,262	12,681

Schedule of maturities of the company's borrowings and exposure to interest rate

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.21	12.31.20
Fixed rate
Less than 1 year	10,262	216
From 1 to 2 years	-	12,465
Total fixed rate	10,262	12,681

Schedule of roll forward of the company's borrowings

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.21	12.31.20
Balance at beginning of the year	12,681	20,246
Payment of borrowings' interests	(895)	(1,385)
Paid from repurchase of Corporate Notes	(17)	(5,731)
Payment of borrowings	-	(1,132)
Gain from repurchase of Corporate Notes	(3)	(626)
Exchange diference and interest accrued	2,769	6,113
Result from exposure to inlfation	(4,273)	(4,804)
Balance at the end of year	10,262	12,681

Schedule of debt issued

The Company has a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.20	Debt repurchase	Debt structure at 12.31.21	At 12.31.21
Fixed Rate Par Note	9	9.75	2022	98	-	98	10,067
Total				98	-	98	10,067

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.19	Debt repurchase	Debt structure at 12.31.20	At 12.31.20
Fixed Rate Par Note	9	9.75	2022	137	(39)	98	12,465
Total				137	(39)	98	12,465